Capital Stock and Changes in Capital Accounts	6 Months Ended
Jun. 30, 2025
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts
10.

Capital Stock and Changes in Capital Accounts
a)

Preferred

stock
:

As

of

June

30,

2025,

and

December

31,

2024,

the

Company’s

authorized
preferred stock

consists of
50,000,000

shares, respectively

(all

in

registered form),

par

value

$
0.01

per
share, of

which
1,000,000

shares are

designated as

Series A

Participating Preferred

Shares,
5,000,000
shares

are

designated

as

Series

B

Preferred

Shares,
10,675

shares

are

designated

as

Series

C
Preferred Shares and 400

shares are designated as Series D Preferred Shares. As of June 30, 2025 and
December

31,

2024,

the

Company

had
zero

Series

A

Participating

Preferred

Shares

issued

and
outstanding.

b)

Series

B

Preferred

Stock:

As

of

June

30,

2025,

and

December

31,

2024,

the

Company

had
2,600,000

Series B

Preferred Shares

issued and

outstanding with

par value

$
0.01

per share,

at $
25.00
per share and with liquidation preference at $ 25.00

per share.
Holders of Series B Preferred Shares have
no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.

Also, holders

of Series

B Preferred

Shares rank

prior to

the holders

of common
shares with respect to

dividends, distributions and payments upon

liquidation and are subordinated to

all
of the existing and future indebtedness.
Dividends

on

the

Series

B

Preferred

Shares

are

cumulative

from

the

date

of

original

issue

and

are
payable on the 15th day of January, April, July and October of each year at a dividend rate of 8.875 % per annum, or $ 2.21875

per share per annum. For the six

months ended June 30, 2025 and

2024, dividends
on

Series

B

Preferred

Shares amounted

to

$
2,884

and

$
2,884
,

respectively.

Since February

14,

2019,
the

Company may

redeem, in

whole or

in part,

the

Series B

Preferred Shares

at a

redemption price

of
$ 25.00

per share

plus an

amount equal

to all

accumulated and

unpaid dividends

thereon to

the date

of
redemption, whether or not declared.

c)

Series

C

Preferred

Stock
:

As

of

June

30,

2025,

and

December

31,

2024,

the

Company

had
10,675

shares

of

Series

C

Preferred

Stock,

issued

and

outstanding,

with

par

value

$
0.01

per

share,
owned by an affiliate

of its Chief Executive Officer,

Mrs. Semiramis Paliou.
The Series C Preferred Stock
votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.

The Series C Preferred Stock has
no dividend or liquidation

rights and cannot be

transferred without the consent

of the Company except to
the holder’s affiliates and immediate family members.
d)

Series D Preferred Stock
: As of June

30, 2025, and December 31,

2024, the Company had
400
shares of Series D Preferred Stock, issued and outstanding, with par value $ 0.01 per share, owned by an
affiliate

of

its

Chief

Executive

Officer,

Mrs.

Semiramis

Paliou.

The

Series

D

Preferred

Stock

is

not
redeemable

and

has
no

dividend

or

liquidation

rights.
The Series D Preferred Stock vote with the
common shares of the Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 200,000 votes,

on

all matters

submitted to

a vote

of the

stockholders of

the

Company,
provided however, that,

notwithstanding any other provision of the

Series D Preferred Stock statement of
designation, to the extent that

the total number of votes

one or more holders

of Series D Preferred Stock
is

entitled

to

vote

(including

any

voting

power

of

such

holders

derived

from

Series

D

Preferred

Stock,
shares of

Common Stock

or any

other voting

security of

the Company

issued and

outstanding as

of the
date hereof or

that may be

issued in the

future) on any

matter submitted to

a vote of

stockholders of the
Company would

exceed
36.0
% of

the total

number of

votes eligible

to be

cast on

such matter,

the total
number

of

votes

that

holders

of

Series

D

Preferred

Stock

may

exercise

derived

from

the

Series

D
Preferred

Stock

together

with

Common

Shares

and

any

other

voting

securities

of

the

Company
beneficially owned by such holder,

shall be reduced to
36
% of the total number of votes that

may be cast
on such matter submitted to a vote of stockholders.
e)

Issuance

and

Repurchase

of

Common

Shares:
On

December

2,

2024,

the

Company
commenced

a

tender

offer

to

purchase

up

to
15,000,000

shares

of

its

outstanding

common

stock,

at
$ 2.00

per share,

using funds

available from

cash and

cash equivalents. On

January 7,

2025, the

tender
offer

was

settled

and

the

Company

repurchased

and

retired

a

total

of
11,442,645

shares

of

common
stock for an aggregate amount of $ 22,885 .
f)

Dividend

on

Common

Stock

On

March

12,

2024,

the

Company

paid

a

cash

dividend

on

its
c
ommon stock

of $
0.075

per share,

or $
8,989

to shareholders

of record

as of

March 5,

2024. On

June
18,

2024,

the

Company

paid

a

cash

dividend

on

its

common

stock

of

$
0.075

per

share,

or

$
9,379
,

to
shareholders of

record as

of June

12, 2024.

On March

21, 2025,

the Company

paid a

cash dividend

on
its common

stock of

$
0.01

per share,

or $
1,158
, to

all shareholders

of record

as of

March 12,

2025. On
June 24, 2025, the Company paid

a cash dividend on its common stock

of $
0.01

per share, or $
1,158 , to
all shareholders of record as of June 17, 2025.

g)

Warrants:
On

December

14,

2023,

the

Company

distributed
22,613,070

warrants

to

its
shareholders

of

record

on

December

6,

2023.

Holders

received
one warrant for every five shares

of
issued and outstanding shares of common stock held as of the record date (rounded down to the nearest
whole

number

for

any

fractional

warrant.

Each

Warrant

entitles

the

holder

to

purchase,

at

the

holder’s
sole

and

exclusive

election,

at

the

exercise

price

of

$
4

per

warrant,
1.10346

shares

of

common

stock
plus

a

bonus

share

fraction.

A

bonus

share

fraction

entitles

a

holder

to

receive

an

additional

part

of

a
share of common stock for each warrant exercised without payment of any additional exercise price.
During

the

six

months

ended

June

30,

2025,

the

Company

issued

12,802

shares

of

common

stock,
having a value of $ 16 , net of expenses, or $ 1.24

per share, upon the exercise of
7,825

warrants issued in
2023

and

distributed

as

dividend

to

the

Company’s

shareholders.

The

Company received

$
69

in
proceeds, net

of fees,

from the

exercise of warrants.

If all

warrants were exercised

as of

June 30,

2025,
the

Company would

have issued
36,685,379

shares of

common stock

with

a

fair

value

of

$
67,242

and
would have received $ 90,452

of gross proceeds. The warrants were measured on the

date of distribution
at fair

value, determined

through Level

1 account

hierarchy,

being the

opening price

of the

warrants on
the NYSE on the date

of distribution as they are listed

under the ticker DSX_W.

As of June 30, 2025 and
December

31,

2024,

the

warrant

liability,

measured

at

fair

value,

amounted

to

$
1,297

and

$
1,802 ,
respectively. During the

six months ended June 30, 2025 and 2024,

gain and loss on warrants amounted
to

$
515

and

$
6,773
,

respectively,

separately

presented

in

the

accompanying

unaudited

interim
consolidated statements

of income/(loss).
h)

Incentive

Plan:
As

of

June

30,

2025,
9,144,759

shares

remained

reserved

for

issuance
according to the Company’s incentive plan.
Restricted stock as of June 30, 2025 and 2024 is analyzed as follows:

Number of Shares
Weighted Average
Grant Date Price
Outstanding as of December 31, 2023 6,793,836 $ 3.45
Granted
2,300,000

2.96
Vested
(2,996,334)

3.38
Outstanding as of June 30, 2024
6,097,502
$ 3.30
Outstanding as of December 31, 2024
6,097,502 $ 3.30
Granted 2,000,000 1.84
Vested (3,134,365) 3.37
Outstanding as of June 30, 2025 4,963,137 $ 2.67
The

fair

value

of

the

restricted

shares

has

been

determined

with

reference

to

the

closing

price

of

the
Company’s

stock

on

the

date

such

awards

were

approved

by

the

Company’s

board

of

directors.

The
aggregate compensation

cost is

recognized ratably

in the

accompanying unaudited

interim consolidated
statements of income/(loss) over the respective vesting periods. For the six months ended June 30, 2025
a
nd

2024,

compensation cost

amounted to

$
5,270

and

$
5,007
, respectively,

and is

included in

general
and

administrative

expenses

in

the

accompanying

unaudited

interim

consolidated

statements

of
income/(loss).
As

of

June

30,

2025

and

December

31,

2024,

the

total

unrecognized

cost

relating

to

restricted

share
awards was

$
10,084

and $
11,674
, respectively.

As of

June 30,

2025, the

weighted-average period

over
which

the

total

compensation

cost

related

to

non-vested

awards

not

yet

recognized

is

expected

to

be
recognized is 1.62

years.